Description of Organization, Business Operations and Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Basic and Diluted Income (Loss) Per Common Share (Details) - USD ($)
	1 Months Ended	3 Months Ended				6 Months Ended				8 Months Ended
	Jan. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Sep. 30, 2021
Numerator:
Allocation of net loss	$ (3,480)	$ (2,421,183)				$ (817,104)				$ (3,081,952)
Denominator:
Basic and diluted weighted average shares outstanding		217,644,991				436				206,708,013
Basic and diluted net loss per share		$ (0.01)				$ (1,874.09)				$ (0.01)
GOOD WORKS ACQUISITION CORP. [Member]
Numerator:
Allocation of net loss			$ (1,043,471)	$ (1,015,511)	$ (2,000)		$ (2,058,982)	$ (107,031)	$ (2,000)
GOOD WORKS ACQUISITION CORP. [Member] | Redeemable Common Stock [Member]
Numerator:
Allocation of net loss								$ (66,969)
Denominator:
Basic and diluted weighted average shares outstanding								6,711,864
Basic and diluted net loss per share								$ (0.01)
GOOD WORKS ACQUISITION CORP. [Member] | Non Redeemable Common Stock [Member]
Numerator:
Allocation of net loss								$ (40,062)
Denominator:
Basic and diluted weighted average shares outstanding								4,015,186
Basic and diluted net loss per share								$ (0.01)